          Payden GNMA Fund

Schedule of Investments - January 31, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Mortgage Backed (134%)
856,333	Fannie Mae-Aces, (1 mo. LIBOR USD + 0.590%), 0.74%, 9/25/23 (a)	$860
563,736	FH 2B4763 ARM, (12 mo. LIBOR USD + 1.620%), 2.16%, 10/01/45 (a)	585
829,377	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.220%), 0.36%, 3/25/25 (a)	831
1,222,678	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.500%), 0.64%, 1/25/23 (a)	1,222
829,196	FHR 3047 FV 30YR, (1 mo. LIBOR USD + 0.300%), 0.43%, 1/15/35 (a)	830
390,449	FN BM2007 30YR, 4.00%, 9/01/48	418
2,260,000	FNCL, 1.50%, 30YR TBA (b)	2,268
116,733	FNR 2007-110 FA, (1 mo. LIBOR USD + 0.620%), 0.75%, 12/25/37 (a)	118
332,203	FNR 2010-86 FE, (1 mo. LIBOR USD + 0.450%), 0.58%, 8/25/25 (a)	332
305,246	G2 3711 30YR, 5.50%, 5/20/35	358
403,240	G2 3747 30YR, 5.00%, 8/20/35	460
245,863	G2 3772 30YR, 5.00%, 10/20/35	280
450,571	G2 3785 30YR, 5.00%, 11/20/35	513
519,558	G2 4802 30YR, 5.00%, 9/20/40	595
1,770,018	G2 4853 30YR, 4.00%, 11/20/40	1,963
279,137	G2 4978 30YR, 4.50%, 3/20/41	313
594,564	G2 5055 30YR, 4.50%, 5/20/41	666
684,648	G2 5083 30YR, 5.00%, 6/20/41	784
934,875	G2 5115 30YR, 4.50%, 7/20/41	1,050
1,432,552	G2 5139 30YR, 4.00%, 8/20/41	1,588
312,805	G2 5140 30YR, 4.50%, 8/20/41	351
826,660	G2 5233 30YR, 4.00%, 11/20/41	916
1,828,059	G2 5258 30YR, 3.50%, 12/20/41	2,004
1,130,131	G2 5332 30YR, 4.00%, 3/20/42	1,255
500,640	G2 770239 30YR, 4.00%, 2/20/42	556
148,487	G2 80013 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.13%, 11/20/26 (a)	149
336,909	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/27 (a)	348
353,365	G2 80044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/27 (a)	365
500,531	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 3/20/27 (a)	517
370,640	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.88%, 4/20/27 (a)	384
17,598	G2 8006 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 7/20/22 (a)	18
848,134	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.88%, 5/20/27 (a)	878
1,496,084	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/28 (a)	1,550

Principal or Shares	Security Description	Value (000)

386,906	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/28 (a)	$401
619,428	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/28 (a)	642
948,445	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.88%, 4/20/28 (a)	985
52,178	G2 80311 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 8/20/29 (a)	54
963,478	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 9/20/29 (a)	1,002
73,014	G2 8041 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 8/20/22 (a)	74
53,876	G2 80424 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 7/20/30 (a)	54
119,535	G2 80428 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 7/20/30 (a)	126
244,851	G2 80541 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 9/20/31 (a)	255
196,547	G2 80569 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/32 (a)	205
48,033	G2 80579 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/32 (a)	50
707,796	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 9/20/32 (a)	739
1,497,161	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.13%, 12/20/33 (a)	1,527
600,629	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/34 (a)	628
917,198	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/34 (a)	943
134,644	G2 80837 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/34 (a)	141
152,225	G2 81018 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 8/20/34 (a)	159
7,895	G2 81044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 8/20/34 (a)	8

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

14,684	G2 8121 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/23 (a)	$15
500,473	G2 81214 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/35 (a)	515
216,655	G2 81220 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/35 (a)	223
185,945	G2 81278 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.00%, 3/20/35 (a)	195
833,995	G2 81282 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.00%, 3/20/35 (a)	873
795,953	G2 82074 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	2.88%, 5/20/38 (a)	835
658,451	G2 82107 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	2.25%, 7/20/38 (a)	690
110,844	G2 82151 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	2.25%, 9/20/38 (a)	112
23,996	G2 8228 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	2.25%, 7/20/23 (a)	24
1,238,762	G2 82457 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.00%, 1/20/40 (a)	1,297
665,585	G2 82463 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.00%, 1/20/40 (a)	697
509,240	G2 82737 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.00%, 2/20/41 (a)	533
156,383	G2 83031 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	2.75%, 1/20/42 (a)	158
61,835	G2 8358 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.00%, 1/20/24 (a)	63
282,129	G2 8547 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	2.13%, 11/20/24 (a)	289
41,857	G2 8595 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.00%, 2/20/25 (a)	43
4,751	G2 8855 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	2.13%, 10/20/21 (a)	5
155,286	G2 8968 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	2.25%, 9/20/26 (a)	160

Principal or Shares	Security Description	Value (000)

530,285	G2 8991 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	2.13%, 10/20/26 (a)	$543
1,187,595	G2 AY5132, 3.25%, 7/20/37	1,251
1,364,149	G2 AY5138, 3.25%, 12/20/37	1,450
342,747	G2 MA0312, 3.50%, 8/20/42	360
455,215	G2 MA0387, 3.50%, 9/20/42	478
2,082,706	G2 MA0698 30YR, 3.00%, 1/20/43	2,237
2,245,788	G2 MA1012 30YR, 3.50%, 5/20/43	2,456
2,021,924	G2 MA1089 30YR, 3.00%, 6/20/43	2,165
1,848,898	G2 MA1520 30YR, 3.00%, 12/20/43	1,978
2,030,716	G2 MA2304 30YR, 4.00%, 10/20/44	2,247
1,784,098	G2 MA2522 30YR, 4.00%, 1/20/45	1,977
1,244,202	G2 MA2767 ARM, (1 yr. US Treasury Yield
	Curve Rate T Note Constant Maturity
	+ 1.500%), 1.63%, 4/20/45 (a)	1,289
1,012,006	G2 MA3454 30YR, 3.50%, 2/20/46	1,092
1,975,326	G2 MA3597 30YR, 3.50%, 4/20/46	2,134
2,134,895	G2 MA3662 30YR, 3.00%, 5/20/46	2,281
2,044,816	G2 MA3663 30YR, 3.50%, 5/20/46	2,213
1,770,460	G2 MA3735 30YR, 3.00%, 6/20/46	1,891
412,123	G2 MA3736 30YR, 3.50%, 6/20/46	444
1,726,208	G2 MA3802 30YR, 3.00%, 7/20/46	1,844
1,644,671	G2 MA3936 30YR, 3.00%, 9/20/46	1,757
1,095,413	G2 MA4003 30YR, 3.00%, 10/20/46	1,169
1,372,793	G2 MA4069 30YR, 3.50%, 11/20/46	1,480
243,362	G2 MA4127 30YR, 3.50%, 12/20/46	261
1,595,415	G2 MA4195 30YR, 3.00%, 1/20/47	1,700
1,083,984	G2 MA4197 30YR, 4.00%, 1/20/47	1,178
699,492	G2 MA4262 30YR, 3.50%, 2/20/47	751
1,872,630	G2 MA4321 30YR, 3.50%, 3/20/47	2,010
1,307,442	G2 MA4322 30YR, 4.00%, 3/20/47	1,415
929,342	G2 MA4510 30YR, 3.50%, 6/20/47	994
2,071,394	G2 MA4719 30YR, 3.50%, 9/20/47	2,214
989,712	G2 MA4721 30YR, 4.50%, 9/20/47	1,086
2,359,976	G2 MA4962 30YR, 3.50%, 1/20/48	2,535
827,486	G2 MA5021 30YR, 4.50%, 2/20/48	906
697,531	G2 MA5265 30YR, 4.50%, 6/20/48	758
1,004,140	G2 MA5816 30YR, 3.50%, 3/20/49	1,066
2,335,157	G2 MA6710 30YR, 3.00%, 6/20/50	2,450
2,566,341	G2 MA6820 30YR, 3.00%, 8/20/50	2,695
2,684,141	G2 MA7053 30YR, 3.00%, 12/20/50	2,861
5,880,000	G2SF, 2.00%, 30YR TBA (b)	6,101
14,530,000	G2SF, 2.50%, 30YR TBA (b)	15,281
6,500,000	G2SF, 2.50%, 30YR TBA (b)	6,824
1,300,000	G2SF, 3.00%, 30YR TBA (b)	1,363
9,100,000	G2SF, 3.50%, 30YR TBA (b)	9,641
331,469	GN 366983 30YR, 4.00%, 6/15/41	360
873,642	GN 455989, 5.00%, 7/15/26	974
122,829	GN 558954, 5.25%, 5/15/29	137
535,590	GN 558956, 4.50%, 6/15/29	597
194,031	GN 605099 30YR, 5.50%, 3/15/34	225
457,911	GN 616826 30YR, 5.50%, 1/15/35	534
1,062,538	GN 710868 30YR, 5.50%, 9/15/39	1,227
402,792	GN 728153, 5.50%, 10/15/29	444
178,880	GN 728159, 5.25%, 11/15/29	201
179,213	GN 781636 30YR, 5.50%, 7/15/33	207
202,665	GN 781810 30YR, 5.50%, 10/15/34	235
251,973	GN 781811 30YR, 5.00%, 10/15/34	291
1,190,849	GN 784370 30YR, 4.00%, 7/15/45	1,348

          Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

285,427	GNR 2001-35 FA, (1 mo. LIBOR USD
	+ 0.250%), 0.38%, 8/16/31 (a)	$285
116,690	GNR 2002-13 FA, (1 mo. LIBOR USD
	+ 0.500%), 0.63%, 2/16/32 (a)	117
188,235	GNR 2002-72 FA, (1 mo. LIBOR USD
	+ 0.400%), 0.53%, 10/20/32 (a)	188
86,588	GNR 2002-72 FB, (1 mo. LIBOR USD
	+ 0.400%), 0.53%, 10/20/32 (a)	87
670,165	GNR 2002-72 FE, (1 mo. LIBOR USD
	+ 0.400%), 0.53%, 10/20/32 (a)	670
619,706	GNR 2003-71 FC, (1 mo. LIBOR USD
	+ 0.500%), 0.63%, 7/20/33 (a)	623
1,179,825	GNR 2004-56 F, (1 mo. LIBOR USD
	+ 0.400%), 0.53%, 6/20/33 (a)	1,182
864,428	GNR 2004-59 FH, (1 mo. LIBOR USD
	+ 0.250%), 0.38%, 8/16/34 (a)	864
582,673	GNR 2004-86 FG, (1 mo. LIBOR USD
	+ 0.400%), 0.53%, 7/20/34 (a)	585
1,226,358	GNR 2006-60 FK, (1 mo. LIBOR USD
	+ 0.200%), 0.33%, 11/20/36 (a)	1,225
823,493	GNR 2007-54 FC, (1 mo. LIBOR USD
	+ 0.260%), 0.39%, 9/20/37 (a)	824
339,539	GNR 2007-76 FB, (1 mo. LIBOR USD
	+ 0.500%), 0.63%, 11/20/37 (a)	341
993,130	GNR 2008-11 FB, (1 mo. LIBOR USD
	+ 0.600%), 0.73%, 2/20/38 (a)	1,001
256,930	GNR 2008-2 FH, (1 mo. LIBOR USD
	+ 0.450%), 0.58%, 1/20/38 (a)	258
1,121,958	GNR 2008-67 UF, (1 mo. LIBOR USD
	+ 0.450%), 0.58%, 6/20/38 (a)	1,125
516,160	GNR 2011-153 LF, (1 mo. LIBOR USD
	+ 0.250%), 0.38%, 7/16/41 (a)	515

Principal or Shares	Security Description	Value (000)

509,473	GNR 2012-18 AF, (1 mo. LIBOR USD
	+ 0.300%), 0.43%, 2/20/38 (a)	$500
531,721	GNR 2012-76 GF, (1 mo. LIBOR USD
	+ 0.300%), 0.43%, 6/16/42 (a)	532
9,304,141	GNR 2014-79 ST, 2.29%, 7/20/29 (c)	122
243,046	GNR 2015-159 AH, 2.50%, 5/20/43	248
624,559	GNR 2017-68 AF, (1 mo. LIBOR USD
	+ 0.350%), 0.49%, 5/20/47 (a)	626
1,436,922	GNR 2018-91 FC, (1 mo. LIBOR USD
	+ 0.300%), 0.44%, 7/20/48 (a)	1,436
Total Mortgage Backed (Cost - $156,430)		159,005
Investment Company (1%)
1,591,264	Payden Cash Reserves Money Market Fund *
	(Cost - $1,591)	1,591
Total Investments (Cost - $158,021) (135%)		160,596
Liabilities in excess of Other Assets (-35%)		(41,583)
Net Assets (100%)		$119,013

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(b)	Security was purchased on a delayed delivery basis.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3   Payden Mutual Funds